Bank Loans	12 Months Ended
Jun. 30, 2024
Bank Loans [Abstract]
BANK LOANS
13.	BANK LOANS

Bank loans represent the amounts due to various banks. As of June 30, 2024 and 2023, short-term and long-term bank loans consisted of the following:

a)	Summary of short-term bank loans and current portion of long-term loans are as follows:

	Annual Interest		As of June 30,
	Rate	Maturities	2024	2023
Short-term loans:
Bank of China Ltd. (2)	4.25%	May 24, 2024	-	979,135
ICBC (4)	3.45%	August 30, 2024	688,023	-
Xiamen International Bank (1)	4.50%	October 8, 2024	784,346	-
Industrial Bank Co., Ltd. (1)	4.60%	December 26, 2024	1,100,837	-
Xiamen Bank (1)	3.50%	June 16, 2025	550,418	-
Bank of China Ltd. (5)	4.05%	May 16, 2025	853,148
Xiamen International Bank (1)	4.50%	February 28, 2025	275,210
Industrial Bank Co., Ltd.(1)	4.80%	December 7, 2023	-	1,379,063
China Merchants Bank (3)	4.93%	March 29, 2024	-	372,347
Xiamen Bank (1)	4%	June 25, 2024	-	551,625
Industrial and Commercial Bank (4)	3.65%	September 23, 2023	-	689,532
Subtotal			4,251,982	3,971,702
Long-term loans-current portion:
Bank of China Ltd. (2)	3.80%	November 26, 2023	-	330,975
Bank of China Ltd. (5)	4.35%	May 5, 2027	33,026	-
Bank of China Ltd. (5)	4.35%	December 3, 2026	192,646	-
Bank of China Ltd. (5）	4.35%	December31, 2026	189,894	-
Bank of China Ltd. (2)	4.15%	December 29, 2023	-	772,275
Bank of China Ltd. (2)	5.10%	April 15, 2024	-	55,163
Subtotal			$415,566	$1,158,413

b)	Summary of long-term bank loans is as follows:

	Annual Interest		As of June 30,
	Rate	Maturities	2024	2023
Long-term loans:
Bank of China Ltd. (5)	4.35%	May 5, 2027	132,100	-
Bank of China Ltd. (5)	4.35%	December 31, 2026	712,104	-
Bank of China Ltd. (5)	4.35%	December 3, 2026	674,263	-
Total			$1,518,467	$-

The weighted average interest rate on short-term bank loans outstanding as of June 30, 2024 and 2023 was 4.14% and 4.53%, respectively. The effective interest rate for bank loans was approximately 4.26%, 4.60%, and 4.87% for the fiscal years ended June 30, 2024, 2023, and 2022, respectively. For the fiscal years ended June 30, 2024, 2023, and 2022, interest expenses related to bank loans amounted to $241,604, $226,296, and $266,126, respectively.

(1)	Loans from Xiamen Bank, Industrial Bank Co., Ltd. and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.

(2)	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and Pop Culture.

(3)	The loan was guaranteed by Mr. Zhuoqin Huang.

(4)	The loan was guaranteed by Pop Culture and Guangzhou Financing Re-guarantee Co., LTD.

(5)	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, Guangzhou Shuzhi, and Pop Culture.

As of June 30, 2024, the Company’s future long-term loan obligations according to the terms of the loan agreement were as follows:

USD
Within 1 year	415,566
1-2 year	415,566
2-3 year	1,102,901
Total	1,934,033